Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
As at December 31,	2025	2024
Trade payables	$2,188	$5,552
Employee liabilities	735	126
Accrued liabilities	4,698	7,161
Other	154	-
Balance, end of year	$7,775	$12,839